Income Taxes (Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
Deferred Tax Assets, Net [Abstract]
Net operating loss carry-forwards	$ 44,157,000	$ 44,049,000
Capitalized research and development	2,523,000	3,109,000
Stock-based compensation	272,000	188,000
Other	196,000	165,000
Deferred tax assets, gross	47,148,000	47,511,000
Valuation allowance for deferred tax assets	(47,148,000)	(47,511,000)
Total deferred tax assets
Deferred Tax Liabilities, Net [Abstract]
In-process research and development	(819,000)	(1,147,000)
Total deferred tax liabilities	(819,000)	(1,147,000)
C3J [Member]
Deferred Tax Assets, Net [Abstract]
Net operating loss carry-forwards	17,035,000,000	13,801,000,000
Capitalized research and development	15,504,000,000	15,502,000,000
Deferred consideration	313,000,000
Stock-based compensation	934,000,000	927,000,000
Depreciation and amortization	1,237,000,000	80,000,000
Deferred rent	189,000,000	226,000,000
Other	906,000,000	904,000,000
Deferred tax assets, gross	36,118,000,000	31,440,000,000
Valuation allowance for deferred tax assets	$ (36,118,000,000)	$ (31,440,000,000)